Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Controlled Entity of Related Party Transactions
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	51.82% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	17.70%

Compensation of Key Management Personnel	Key personnel’s structure as of the indicated dates is as follows:

	12.31.24	12.31.23
Regular Directors	131	99
General Manager	6	1
Area and department Managers	177	96
Total	314	196

Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.24	12.31.23
Total Amount of Credit Assistance	45,679,298	39,614,198
Number of Addressees (quantities)	326	266
- Natural Persons	269	218
- Legal Entities	57	48
Average Amount of Credit Assistance	140,121	148,926
Maximum Assistance	13,953,698	10,720,085

Summary of Large Exposures to Credit Risk
In compliance with the provisions of Communication “A” 7404 of the BCRA, the total amount of financial assistance for all items granted to the group of persons related by a personal relationship, under the terms set forth in section 1.2.2.2.2. on “Large exposures to Credit Risk” rules, amounts to:

Financial Institution	Ratio with respect to Tier 1 Capital	12.31.24
Banco de Galicia y Buenos Aires S.A.U.	0.50%	15,972,335
Banco GGAL S.A.	0.04%	495,658

Summary of Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.24	12.31.23
Assets
Cash and Due from Banks	154,714,235	71,700,003
Debt Securities at Fair Value through Profit or Loss	10,491,190	30,905,319
Derivative Financial Instruments	1,465,596	14,069,425
Repurchase Transactions	40,785,490	46,560,943
Other Financial Assets	7,662,886	21,498,546
Loans and Other Financing	99,286,008	143,459,601
Other Debt Securities	95,318,797	—
Other Non-financial Assets	(148)	17
Total Assets	409,724,054	328,193,854
Liabilities
Deposits	161,955,162	93,186,228
Liabilities at fair value through profit or loss	3,111,231	—
Derivative Financial Instruments	1,465,597	14,069,425
Repurchase Transactions	40,785,342	46,560,943
Other Financial Liabilities	1,269,095	16,546,497
Financing Received from the Argentine Central Bank and other Financial Institutions	94,796,845	125,384,238
Debt Securities Issued	10,491,190	26,170,493
Subordinated Debt Securities	95,318,797	4,734,826
Liabilities for Insurance Contracts	45,529	8,976
Other Non-financial Liabilities	485,266	1,532,228
Total Liabilities	409,724,054	328,193,854

	12.31.24	12.31.23	12.31.22
Income (Loss)
Net Income (Loss) from Interest	(23,458,990)	5,937,931	14,233,562
Net Fee Income (Expense)	8,401,872	21,932,207	20,170,416
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	4,949,358	(10,675,304)	(15,313,393)
Other Operating Income (Expense)	16,888,254	16,325,987	17,484,333
Insurance Business Result	(14,886,594)	(32,878,689)	(33,613,683)
Administrative Expenses	(1,059,513)	(1,797,353)	(3,591,858)
Other Operating Expenses	(47,261)	(3,663)	(110,481)
Total Income	(9,212,874)	(1,158,884)	(741,104)